Provisions - Provision for tax and legal matters (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other provisions
Other payments	$ 52	$ 246
Amount paid to external lawyers	154	219
Provision for taxes and other legal contingencies
Other provisions
Other provisions	2,141	1,898
Provision for various tax claims
Other provisions
Other provisions	424	355
Other tax issues, Derivative transactions
Other provisions
Other payments	1	1	$ 3
Non-tax-related proceedings
Other provisions
Other provisions	$ 1,443	$ 1,543